Other Accounts Payable (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other accounts payable		R$ 1,246,853	R$ 970,292
Other accounts payable, current		601,619	370,383
Other accounts payable, noncurrent		645,234	599,909
Fair Value Purchase And Sale Of Power [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable		738,703	545,468
Generation Deviation Wind Projects [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable		184,813	108,031
Investment Acquisition [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable		50,652	45,579
Payments Returns To Consumers [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable		52,520	32,895
Pledges In Guarantee [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable		38,145	34,113
Obligations To Customers Gas Sales Operations [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable	[1]	33,223	35,130
Aneel Order Provision [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable		28,511	12,066
Public Lighting Rate Collected [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable		29,924	35,285
Financial Offset For The Use Of Water Resources [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable		294	46,361
Other Liabilities Other Accounts Payable [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable		R$ 90,068	R$ 75,364

[1]	Refers to amounts paid for the purchase of contracted gas volumes not yet taken by customers.